Commitments - Additional Information (Details) ¥ in Millions, $ in Millions	Jun. 10, 2025 USD ($)	Apr. 01, 2025 CNY (¥)
Disclosure of detailed information about business combination [line items]
Cash consideration | ¥		¥ 1,190
Ximalaya Inc [member]
Disclosure of detailed information about business combination [line items]
Cash consideration | $	$ 1,260
Class A Ordinary Shares | Ximalaya Inc [member]
Disclosure of detailed information about business combination [line items]
Company's total outstanding ordinary shares percentage acquired	5.1986%
Additional ordinary shares percentage	0.37%